Commitments and Contingencies Minimum Lease Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Right-of-Use Asset		$ 0	$ 0
Operating Leases, Rent Expense	$ 200,000